Promissory Note (Narrative I) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jan. 25, 2013	Jul. 31, 2012
Debt Instrument [Line Items]
Accounts payable waived		$ 1,519,000
Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			1,125,000	1,333,000
Interest rate		7.50%
Interest rate if in default		10.00%
Debt Instrument, Frequency of Periodic Payment		monthly
Debt Instrument, Periodic Payment, Principal	$ 47,000
Debt Instrument, Date of First Required Payment	Feb. 28, 2014
Debt Instrument, Maturity Date	Feb. 28, 2016